Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment
Gross	$ 308,765	$ 238,558
Less accumulated depreciation	(40,817)	(19,964)
Property and equipment, net	267,948	218,594
Depreciation and amortization	21,000	20,300	31,200
Building [Member]
Property and equipment
Estimated Life (Years)	40 years
Gross	163,662	125,691
Gaming equipment [Member]
Property and equipment
Estimated Life (Years)	5 years
Gross	43,261	34,489
Furniture, fixtures and equipment [Member]
Property and equipment
Gross	33,261	24,204
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property and equipment
Estimated Life (Years)	5 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property and equipment
Estimated Life (Years)	10 years
Leasehold improvements [Member]
Property and equipment
Gross	206	10
Leasehold improvements [Member] | Minimum [Member]
Property and equipment
Estimated Life (Years)	1 year
Leasehold improvements [Member] | Maximum [Member]
Property and equipment
Estimated Life (Years)	20 years
Land [Member]
Property and equipment
Gross	40,013	25,910
Barge [Member]
Property and equipment
Estimated Life (Years)	10 years
Gross	15,019	15,019
Construction in Progress [Member]
Property and equipment
Gross	$ 13,343	$ 13,235